Document and Entity Information Document	Apr. 03, 2023
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Apr. 03, 2023
Document Period End Date	Apr. 03, 2023
Amendment Flag	false
Entity Registrant Name	Salona Global Medical Device Corp.
Entity Address, Address Line One	6160 Innovation Way
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Country	US
Entity Address, Postal Zip Code	92009
Entity Incorporation, State Country Name	A1
City Area Code	800
Local Phone Number	760-6826
Entity File Number	333-255642
Entity Central Index Key	0001617765
Entity Emerging Growth Company	true
Entity Tax Identification Number	00-0000000
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false